Transfers of Financial Assets Not Qualifying for Derecognition - Additional Information (Detail)	Dec. 31, 2017 GBP (£)
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Assets subject to partial derecognition	£ 0